PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash provided by operating activities	¥ 123,447	$ 19,372	¥ (2,376,832)	¥ (2,166,970)
Net cash (used in)/provided by investing activities	337	52	(1,712,333)	(1,815,890)
Net cash provided by financing activities	1,514,660	237,683	4,029,070	7,240,746
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,616,229	253,621	(42,384)	3,350,446
Cash and cash equivalents and restricted cash at beginning of years	4,939,045	775,044	4,981,429	1,630,983
Cash and cash equivalents and restricted cash at end of years	6,555,274	1,028,665	4,939,045	4,981,429
Parent Company | Reportable Legal Entities
Net cash provided by operating activities	1,281,735	201,133	130,504	17,722
Net cash (used in)/provided by investing activities	170,329	26,728	(6,802,055)	(5,419,820)
Net cash provided by financing activities	1,446,226	226,944	5,806,861	5,604,614
Net increase/(decrease) in cash and cash equivalents and restricted cash	2,898,290	454,805	(864,690)	202,516
Cash and cash equivalents and restricted cash at beginning of years	180,001	28,246	1,044,691	842,175
Cash and cash equivalents and restricted cash at end of years	¥ 3,078,291	$ 483,051	¥ 180,001	¥ 1,044,691